Related Party Transaction - Balances and Transaction with Related Parties (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2016	May 31, 2015
Related Party Transaction [Line Items]
Amounts due from related parties, current		$ 4,539	$ 3,586
Amounts due from related parties, non-current		1,741	1,497
Metropolis Holding China Limited [Member] | Chairman [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]	637	1,096
Amounts due from related parties, non-current	[1]	1,741	1,497
MaxEn [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[2]	812	$ 2,490
MaxEn [Member] | Joint Venture [Member] | Pre-operating Expenses [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		377
MaxEn [Member] | Joint Venture [Member] | Service Fee [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		91
MaxEn [Member] | Joint Venture [Member] | Unpaid Consideration [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		344
MaxEn [Member] | Joint Venture [Member] | Miscellaneous Payments [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		13
Haiwei Career [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[3]	1,553
Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		2,518
Non-Interest Bearing Loan [Member] | Haiwei Career [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[3]	$ 1,520
Loans paid off period		1 year
Non-Interest Bearing Loan [Member] | Weixuemingri [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[4]	$ 998

[1]	Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly owned by Mr. Yu, the Group's chairman. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2016, the current and non-current amounts due from Metropolis Holding China Limited were US$637 and US$1,741, respectively, which represented prepaid rent and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors.
[2]	In September 2012, MaxEn became a joint venture of the Group. As a result, MaxEn became a related party of the Group thereafter. As of May 31, 2016, the amount due from MaxEn was US$812, which represented MaxEn's pre-operating expenses of US$377 prepaid by the Group, US$91 payable to Beijing Decision for service fee and unpaid consideration of US$344 for disposal of North Star; the amount due to MaxEn was US$13, which represented miscellaneous payments paid for the Group. The amount due to MaxEn is non-interest bearing and unsecured and has no fixed repayment terms.
[3]	In October 2014, Haiwei Career became a joint venture of the Group. As a result, Haiwei Career became a related party of the Group. As of May 31, 2016, the amount due from Haiwei Career, was US$1,553 in which US$1,520 represented loans from the Group to Haiwei Career with non-interest bearing for its daily operation supporting. All the loans are payable within one year.
[4]	As of May 31, 2016, the Group lent non-interest bearing loan with a total amount of US$998 to Weixuemingri to support its daily operation. The Group fully wrote off the outstanding loan in the same year.